Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information [Abstract]
Assets		$ 462,913,442	$ 74,371,355
Cash and cash equivalents		37,173,736	8,926,903	$ 4,558,939
Prepaid expenses and other assets		2,591,150	1,061,083
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Assets		314,407,704	67,387,635
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Assets		104,953,507	0
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets		19,093,379	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	23,950,795	6,882,398
Prepaid expenses and other assets	[1]	$ 508,057	$ 101,322

[1]	Refers to assets of other entities (Castor Maritime Inc. and Castor Maritime SCR Corp.) included in the consolidated financial statements.